18. INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxAndSocialContributionLineItems [Line Items]
Profit/(Loss) before income tax and social contribution	R$ 4,918,126	R$ 1,410,733	R$ 5,450,917
Tax rate (in percent)	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ (1,672,163)	R$ (479,649)	R$ (1,853,312)
Income tax and social contribution	R$ (625,508)	R$ 833,778	R$ (250,334)
Effective tax rate (in percent)	13.00%	(59.00%)	5.00%
Equity in results of affiliated companies [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 28,391	R$ 46,737	R$ 50,134
Profit with differentiated rates or untaxed [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	(519,840)	(236,404)	(46,006)
Transfer pricing adjustment [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	(15,645)	(18,494)	(74,836)
Tax loss carryforwards without recognizing deferred taxes [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	(27,758)	(21,095)	(27,683)
Indebtdness limit [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	(25,087)	(20,393)	(38,486)
Unrecorded deferred taxes on temporary differences [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	5,142	(2,835)	(11,964)
(Losses)/Reversal for deferred income and social contribution tax credits [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	1,540,087	1,530,185	1,807,909
Income taxes and social contribution on foreign profit [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	(13,011)	(14,424)	(30,219)
Tax incentives [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	64,818	39,042	36,710
Deferred taxes on exchange variation in equity [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate			(43,667)
Interest on equity [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	17,177	22,107
Other permanent deductions (additions) [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Adjustment to reflect the effective rate	R$ (7,619)	R$ (10,999)	R$ (18,914)